Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about changes in non-cash transactions impacting statements of cash flow [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Change in asset retirement provisions included in MPP&E	6,992	10,628
Capitalized leases included in MPP&E	11,157	27,826

Disclosure of changes in working capital [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Accounts receivable	43	1,027
Inventories	(15,457)	1,170
Value added tax receivables	719	(721)
Prepaid expenses and other	34	(765)
Accounts payable and accrued liabilities	19,646	(5,011)
Change in non-cash working capital	4,985	(4,300)